CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($) $ in Millions		Equity attributable to Telecom Argentina (Controlling Company)	Outstanding shares, Capital nominal value		Outstanding shares, Inflation adjustment	Treasury shares, Capital nominal value	[2]	Treasury shares, Inflation adjustment [2]	Treasury shares acquisition cost [2]	Legal reserve	Special reserve for IFRS implementation	Voluntary reserve for capital investments [2]	Voluntary reserve for future investments	Voluntary reserve for future dividends payments	Other comprehensive results	Cost of the increase of the share in controlled companies	Retained earnings	Equity attributable to non-controlling interest	Total
Balance at the beginning of the year at Dec. 31, 2014		$ 14,418	$ 969	[1]	$ 2,646	$ 15	[1]	$ 42	$ (461)	$ 734	$ 351	$ 3,191	$ 2,904		$ 354		$ 3,673	$ 351	$ 14,769
Dividends from Nucleo	[3]																	(47)	(47)
Voluntary reserve for future dividends payments	[4]													$ 2,869			(2,869)
Dividends	[4]	(804)															(804)		(804)
Comprehensive income:
Net income for the year		3,403															3,403	32	3,435
Other comprehensive income		177													177			80	257
Total comprehensive income for the year		3,580													177		3,403	112	3,692
Balance at the end of the year at Dec. 31, 2015		17,194	969	[1]	2,646	15	[1]	42	(461)	734	351	3,191	2,904	2,869	531		3,403	416	17,610
Voluntary reserve for future dividends payments	[5]													3,403			(3,403)
Dividends	[6]	(2,000)												(2,000)					(2,000)
Comprehensive income:
Net income for the year		3,975															3,975	30	4,005
Other comprehensive income		167													167			96	263
Total comprehensive income for the year		4,142													167		3,975	126	4,268
Balance at the end of the year at Dec. 31, 2016		19,336	969	[1],[7]	2,646	15	[1],[7]	42	(461)	734	351	3,191	2,904	4,272	698		3,975	542	19,878
Dividends from Nucleo	[8]																	(35)	(35)
Voluntary reserve for future dividends payments	[9]											(2,730)	$ (2,904)	9,609			(3,975)
Increase of the share in Personal	[10]	(3)														$ (3)			(3)
Tuve's Paraguay acquisition	[11]																	63	63
Dividends	[12]	(4,151)												(4,151)					(4,151)
Comprehensive income:
Net income for the year		7,630															7,630	94	7,724
Other comprehensive income		274													274			129	403
Total comprehensive income for the year		7,904													274		7,630	223	8,127
Balance at the end of the year at Dec. 31, 2017		$ 23,086	$ 969	[7]	$ 2,646	$ 15	[7]	$ 42	$ (461)	$ 734	$ 351	$ 461		$ 9,730	$ 972	$ (3)	$ 7,630	$ 793	$ 23,879

[1]	As of December 31, 2016, 2015 and 2014, total shares (984,380,978), of $1 argentine peso of nominal value each, were issued and fully paid. As of the same dates; 15,221,373 were treasury shares.
[2]	Corresponds to 15,221,373 shares of $1 argentine peso of nominal value each, equivalent to 1.55% of total capital. The treasury shares acquisition costs amounted to 461. See Note 19 - Equity to these consolidated financial statements.
[3]	As approved by the Ordinary Shareholders’ Meeting of Núcleo held on March 26, 2015 and the Board of Directors’ meeting of Núcleo held on December 17, 2015.
[4]	As approved by the Company’s Ordinary Shareholders’ Meeting held on April 29, 2015.
[5]	As approved by the Company's Ordinary Shareholders' Meeting held on April 29, 2016.
[6]	As approved by the Company's Board of Directors' Meeting held on April 29, 2016.
[7]	As of December 31, 2017 and 2016, total shares (984,380,978), of $1 argentine peso of nominal value each, were issued and fully paid. As of the same dates; 15,221,373 were treasury shares.
[8]	As approved by the Ordinary Shareholders' Meeting of Núcleo held on March 28, 2017.
[9]	As approved by the Company’s Ordinary and Extraordinary Shareholders’ Meeting held on April 27, 2017.
[10]	See Note 3.u.
[11]	See Note 3.e.
[12]	As approved by the Company’s Board of Directors’ Meeting held on December 18, 2017. The amount in pesos is $ 4,150,312,272, which was rounded in this Consolidated Statement of changes in equity to be presented in millions of pesos to 4,151.